Current financial assets and Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [line items]
Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2024	Carrying amount
$ in thousands

Current financial assets	117,055
Cash and cash equivalents	143,251
Current financial assets and cash and cash equivalents	260,306

As of June 30, 2025	Carrying amount
$ in thousands

Restricted cash	2,048
Derivatives	219
Other current financial assets (deposits)	136,074
Cash and cash equivalents	59,809
Current financial assets and cash and cash equivalents	198,151

Details of Cash and Cash Equivalents

11.2 Cash and cash equivalents

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Cash and bank accounts	32,915	41,837
Fixed bank deposits	110,336	17,973
Total cash and cash equivalents	143,251	59,809